Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	$ 409,742	$ 331,467		$ 324,792
Cost of sales	(174,029)	(140,153)		(142,294)
Gross profit	235,713	191,314		182,498
Sales and marketing expenses	(83,057)	(69,629)		(84,810)
Administrative expenses	(82,187)	(58,631)		(60,257)
Finance expenses, net	(78,636)	(54,489)		(42,983)
Other expenses, net	(78,991)	(7,716)		(4,426)
(Loss)/Income before tax	(87,158)	849		(9,978)
Income tax expense	(13,705)	(11,296)		(7,035)
Loss for the year	(100,863)	(10,447)	[1]	(17,013)	[1]
Loss for the year attributable to:
Owners of the Company	(100,863)	(10,447)		(17,008)
Non-controlling interests				$ (5)
Earnings per share:
Basic, loss for the period attributable to ordinary equity holders of the Company (in Dollars per share)	$ (1.03)	$ (0.11)		$ (0.18)
Loss for the year	$ (100,863)	$ (10,447)	[1]	$ (17,013)	[1]
Items that will not be reclassified to profit or loss:
Remeasurement of net defined benefit liability	195	(47)		122
Income tax relating to items that will not be reclassified subsequently to profit or loss	(58)	16		(43)
Net of Tax	137	(31)		79
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,743)	(637)		584
Exchange difference from liquidated foreign transactions reclassified to profit or loss	(751)
Other comprehensive income/(loss) for the year, net of tax	(3,357)	(668)		663
Total comprehensive loss for the year	(104,220)	(11,115)		(16,350)
Total comprehensive income/(loss) for the year attributable to:
Owners of the Company	(102,503)	(11,546)		(16,299)
Non-controlling interests	$ (1,717)	$ 431		$ (51)

[1]	Refer to Note 2.4